UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Fund Management GP, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  028-12040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

       /s/Peter W. May             New York, New York             2/13/07
       ------------------------   ------------------------------  -------
          [Signature]              [City, State]                  [Date]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   5
                                               -------------

Form 13F Information Table Entry Total:              8
                                               -------------

Form 13F Information Table Value Total:         $ 421,703
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.      Form 13F File Number             Name


       01       28-11639                         Nelson Peltz

       02       28-11640                         Peter W. May

       03       28-11641                         Edward P. Garden

       04       28-06499                         Sandell Asset Management Corp.

       05       28-12039                         Trian Fund Management, L.P.




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                                               FORM 13F INFORMATION TABLE

   COLUMN 1             COLUMN 2      COLUMN 3     COLUMN 4           COLUMN 5        COLUMN 6          COLUMN 7      COLUMN 8
   --------             --------      --------     --------           --------        --------          --------      --------
                                                   VALUE          SHARES/ or SH/PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)       PRN AMT    PRN CALL  DISCRETION    MANAGERS  SOLE  SHARED    NONE

Wendy's Intl Inc.         COM        950590109       8,315         251,272    SH       Defined        1,2,3,5        251,272

Wendy's Intl Inc.         COM        950590109     129,581       3,916,013    SH       Other          1,2,3,4,5    3,916,013

H.J. Heinz Co.            COM        423074103      21,310         473,440    SH       Defined        1,2,3,5        473,440

H.J. Heinz Co.            COM        423074103     242,217       5,381,400    SH       Other          1,2,3,4,5    5,381,400

Tribune Co. New           COM        896047107       5,321         172,886    SH       Defined        1,2,3,5        172,886

Tim Hortons Inc.          COM        88706M103       7,582         261,810    SH       Defined        1,2,3,5        261,810

Lions Gate Entmnt
   Corp.                  COM NEW    535919203       3,050         284,256    SH       Defined        1,2,3,5        284,256

Chemtura Corp.            COM        163893100       4,327         449,309    SH       Defined        1,2,3,5        449,309


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